DERIVATIVE LIABILITIES (Detail Textuals) - Level 3 - USD ($)	3 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of the derivative liability	$ 3,253,221	$ 0
Debt discount on convertible notes	401,387
Day 1 derivative loss on convertible notes	140,251
New derivative liabilities recognized from reclass of additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants as stock based compensation expense	238,701
Day 1 derivative loss on warrants	859,488
Gain on change in fair value of the derivative liabilities	$ 464,671